ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

Accrued expenses and other current liabilities are as follows:

	December 31,	June 30,	June 30,
	2020	2021	2021
	RMB	RMB	US$
			(Note 3)
Funds raised for CrossFire New Mobile Game	56,311,274	50,836,950	7,873,641
Professional services	9,866,284	2,231,737	345,652
Agency commission fees payable	6,397,096	6,397,096	990,784
Staff cost related payables	3,842,856	4,834,468	748,764
Office expenses	1,920,735	233,119	36,106
Product development services	848,237	—	—
Others	4,384,391	2,173,096	336,569
Total	83,570,873	66,706,466	10,331,516